Non-cash stock-based compensation - Summary of Information on Non-Employee Warrants Activity (Detail) - Non Employee Warrants [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	896,225	899,225
Warrants exercisable, granted	0	0
Warrants exercisable, exercised	0	0
Warrants exercisable, forfeited or expired	0	0
Option exercisable, ending balance	896,225	896,225	899,225
Weighted- average exercise price per share, beginning balance	€ 27.18	€ 27.15
Weighted- average exercise price per share, granted	0	0
Weighted- average exercise price per share, exercised		0
Weighted- average exercise price per share, forfeited or expired	0	0
Weighted- average exercise price per share, ending balance	€ 27.18	€ 27.18	€ 27.15
Option outstanding, beginning balance	896,225	899,225
Warrants outstanding, granted	0	0
Warrants outstanding, exercised	0	(3,000)
Warrants outstanding, forfeited or expired	0	0
Option outstanding, ending balance	896,225	896,225	899,225
Weighted average exercise price per share, beginning balance	€ 27.18	€ 27.15
Weighted average exercise price per share, granted	0	0
Weighted average exercise price per share, exercised	0	18.68
Weighted average exercise price per share, forfeited or expired	0	0
Weighted average exercise price per share, ending balance	€ 27.18	€ 27.18	€ 27.15
Remaining Average Useful Life	3.8y	4.3y	5.3y